Lease Commitments - Lease Terms and Assumptions (Details)	Dec. 31, 2019
Weighted average remaining lease term (years)
Operating leases	7 years 10 months 24 days
Finance leases	4 years 4 months 24 days
Weighted average discount rate
Operating leases	3.20%
Finance leases	2.00%